Capital Stock and Warrants: Stock Options (Details) (USD $)	12 Months Ended	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2010 Chief Executive Officer	Jun. 30, 2011 Director	Dec. 31, 2010 Director		Jun. 30, 2011 Consultant	Jun. 30, 2011 Officer	Jun. 30, 2011 Employee	Mar. 31, 2012 Chief Financial Officer
Deferred Compensation Arrangement with Individual, Shares Issued		3,000,000	500,000	1,200,000	[1]	100,000	800,000	600,000	450,000
Deferred Compensation Arrangement with Individual, Exercise Price		$ 0.75	$ 0.75	$ 0.75		$ 0.75	$ 0.75	$ 0.75	$ 1.00
Share-based Compensation Expense	$ 639,731
Options Aggregate Intrinsic Value	$ 0
Weighted Average Grant Date Fair Value	$ 0.88

[1]	5Directors, 300,000 stock options each